BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
BASIS OF PREPARATION
2. BASIS OF PREPARATION
Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB"). The accounting policies applied in these consolidated financial statements are presented in note 3 and have been applied consistently to all years presented, unless otherwise noted. These consolidated financial statements were approved by the Company’s Board of Directors on February 20, 2018.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities which are measured at fair value.

The November 30, 2016 Arrangement with Newmarket is considered a business combination under IFRS with Old Kirkland Lake being the acquirer for accounting purposes (note 7(a)). As such the comparative information in these financial statements is the Old Kirkland Lake comparative information, with the results of operations and reported cash flows of Newmarket consolidated from November 30, 2016.

The preparation of the consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.